Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Revenues
Revenues	$ 245,160			$ 487,119		$ 8,939
Cost of revenues	52,193			101,538
Cost of revenues ($3,255 of related party cost of revenues for the year ended December 31, 2022)						(4,089)
Cost of revenues - related party	48,378			96,663
Gross profit (loss)	144,589			288,918		4,850
Operating expenses
General and administrative expenses	1,944,049	991,825	17,520	6,939,761	1,319,727	1,996,432
Total operating expenses	1,944,049	991,825	17,520	6,939,761	1,319,727	1,996,432
Loss from operations	(1,799,460)	(991,825)	(17,520)	(6,650,843)	(1,319,727)	(1,991,582)
Other expense
Imputed interest – related party		3,090	181	(6,473)	4,673	6,473
Total other expense		3,090	181	(6,473)	4,673	6,473
Loss before income taxes	(1,799,460)	(994,915)	(17,701)	(6,644,370)	(1,324,400)	(1,998,055)
Income taxes
Net income (loss)	$ (1,799,460)	$ (994,915)	$ (17,701)	$ (6,644,370)	$ (1,324,400)	$ (1,998,055)
Basic and diluted loss per share
Earnings per share, basic	$ (0.11)	$ (0.10)	$ (0.00)	$ (0.45)	$ (0.13)	$ (0.19)
Earnings per share, diluted	$ (0.11)	$ (0.10)	$ (0.00)	$ (0.45)	$ (0.13)	$ (0.19)
Basic and diluted loss per share
Weighted average number of shares outstanding, Basic	15,923,588	10,049,100	8,000,000	14,923,461	9,913,388	10,798,083
Weighted average number of shares outstanding, Diluted	15,923,588	10,049,100	8,000,000	14,923,461	9,913,388	10,798,083